---------------------------
                                                     OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570

                                                     Expires: October 31, 2006

                                                     Estimated average burden
                                                     hours per response: 19.3
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-09000
                                   ------------------------------------


                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3100 Tower Boulevard, Suite 700       Durham, North Carolina         27707
--------------------------------------------------------------------------------
             (Address of principal executive offices)                (Zip code)

                               Larry D. Coats, Jr.

   Oak Value Capital Management, Inc. 3100 Tower Boulevard Durham, NC 27707
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900
                                                     ---------------------------

Date of fiscal year end:         June 30, 2005
                          ---------------------------------------------

Date of reporting period:       December 31, 2004
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.







                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2004

                                  (UNAUDITED)




                               [GRAPHIC OMITTED]
                                ---------------
                                 OAK VALUE FUND
                                ---------------





                              WWW.OAKVALUEFUND.COM

LETTER TO SHAREHOLDERS                                             February 2005
================================================================================

Dear Fellow Oak Value Fund Shareholders:

We have included the Fund's financial statements for the six months ended December 2004 and a variety of other financial and portfolio data in the pages that follow. The Fund is currently invested across various profitable economic activities including insurance and risk transfer, entertainment, beverages, confectionary, travel, real estate, media & information, and retailing. We are confident that we have allocated capital to businesses that we know well and have researched thoroughly. For example, over three fourths of the Fund's capital is allocated to companies which it also owned at the end of both 2003 and 2002. Nearly two thirds is invested in companies the Fund has held since December 2001.

Our long-term holding periods notwithstanding, we continue to regularly challenge the assumptions which support our allocations and decisions and to look for additional opportunities. GOOD BUSINESSES, with GOOD MANAGEMENT, at ATTRACTIVE PRICES remains our simple formula. We are enthusiastically pursuing research, investigating businesses 1) where we believe we understand and can reasonably predict the long term profitability dynamics, 2) that are run by capable management, and 3) when they are available for less than our conservative appraisal of their long term value.

In other Fund news, the board of the Oak Value Trust, including independent trustees Mr. Russell Bryan, Mr. John Day, and Amb. Charles Manatt, unanimously elected Mr. Joe Jordan, a long-time independent board member with an accounting and financial background, to serve as Chairman of the Oak Value Trust effective January 1, 2005, more than a year in advance of the compliance date mandated by the Securities and Exchange Commission. The Oak Value Trust has recently instituted several new initiatives, including the formation of the Fund Governance, Nomination and Compensation Committee, chaired by Russell Bryan, an independent trustee with significant mergers and acquisitions experience; and the appointment of Mark Seger, co-founder and Managing Director of Ultimus Fund Solutions, LLC, as the Chief Compliance Officer. Ultimus is the Fund's service provider for Fund Accounting, Fund Administration and Transfer Agent services. The Audit Committee is now chaired by John Day, an independent director with extensive investment management and financial experience. Additionally, as we previously reported to you, in April of 2004, the Oak Value Trust Board elected to institute a 2% redemption fee on Oak Value Fund shares redeemed within 90 days of their date of purchase.

A variety of information that you may find useful can be found on the Fund's website at WWW.OAKVALUEFUND.COM, including the Oak Value Fund Investment Adviser's Reviews that we have been preparing since the fourth quarter of last year. Hard copies  are  available  upon  request  by  contacting  us at  1-800-680-4199  or
INFO@OAKVALUE.COM. You may also sign up for Oak Value Fund email at WWW.OAKVALUEFUND.COM/MAIL.HTM to receive timely access to email notifications of website updates and document postings.

We thank you for your continued interest and partnership and welcome your questions and comments.

Oak Value Fund Co-Managers,

/s/ David R. Carr, Jr.     /s/ Larry D. Coats, Jr.   /s/ Matthew F. Sauer
David R. Carr, Jr.         Larry D. Coats, Jr.       Matthew F. Sauer


Important Information:
The Oak Value Fund is distributed by Ultimus Fund Distributors, LLC. The information presented above is not to be construed as an offer or solicitation to purchase the Oak Value Fund (the "Fund"), which is offered only by prospectus. An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectus contains this and other important information. To obtain a copy of the Oak Value Fund's prospectus please visit our website at www.oakvaluefund.com or call 1-800-622-2474 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest.

OAK VALUE FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================


             COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
               IN THE OAK VALUE FUND AND STANDARD & POOR'S 500 INDEX


                                    [GRAPHIC OMITTED]


                 OAK VALUE FUND                          S&P 500 INDEX
       ----------------------------------      ---------------------------------
                     QTRLY                                   QTRLY
         DATE        RETURN       BALANCE        DATE        RETURN      BALANCE
         ----        ------       -------        ----        ------      -------
       12/31/94                   10,000       12/31/94                   10,000
       06/30/95      20.21%       12,021       06/30/95       10.92%      11,092
       12/31/95      14.45%       13,758       12/31/95       16.15%      12,884
       06/30/96      10.10%       15,147       06/30/96       11.10%      14,313
       12/31/96      11.68%       16,917       12/31/96       16.10%      16,618
       06/30/97      20.61%       20,402       06/30/97       20.24%      19,981
       12/31/97      10.58%       22,560       12/31/97       14.52%      22,883
       06/30/98      17.71%       26,556       06/30/98       17.49%      26,886
       12/31/98       9.23%       29,008       12/31/98        1.22%      27,214
       06/30/99      12.38%       32,599       06/30/99        5.51%      28,714
       12/31/99       7.71%       35,111       12/31/99       -8.18%      26,364
       06/30/00      -0.42%       34,963       06/30/00        0.30%      26,443
       12/31/00      -8.72%       31,915       12/31/00       17.82%      31,154
       06/30/01      -6.70%       29,777       06/30/01        4.67%      32,610
       12/31/01      -5.56%       28,121       12/31/01       -4.92%      31,008
       06/30/02     -13.16%       24,421       06/30/02      -12.51%      27,129
       12/31/02     -10.30%       21,907       12/31/02      -13.52%      23,460
       06/30/03      11.76%       24,482       06/30/03       18.70%      27,847
       12/31/03      15.14%       28,190       12/31/03       11.30%      30,993
       06/30/04       3.44%       29,161       06/30/04        1.93%      31,592
       12/31/04       7.19%       31,258       12/31/04        5.93%      33,465


           Past performance is not predictive of future performance.

------------------------------------------------------------------------------------------------------------------------------------
                                                    CUMULATIVE TOTAL RETURNS(A)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        SINCE
                CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR  CALENDAR  CALENDAR CALENDAR CALENDAR  INCEPTION*
                  1994     1995     1996     1997     1998     1999     2000      2001      2002     2003     2004  (AS OF 12/31/04)
------------------------------------------------------------------------------------------------------------------------------------
Oak Value Fund   -1.54%   28.89%   28.99%   37.70%   18.93%   -3.12%   18.17%    -0.47%   -24.34%   32.11%    7.97%   302.27%(B)
S&P 500 Index     1.32%   37.58%   22.96%   33.36%   28.58%   21.04%   -9.12%   -11.90%   -22.10%   28.68%   10.88%   247.42%(B)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 AVERAGE ANNUAL TOTAL RETURNS(A)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR THE PERIODS ENDED DECEMBER 31, 2004
                                                                                                                          SINCE
                                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS   INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Oak Value Fund .....................................................    7.97%       2.57%        4.89%       12.84%      12.35%
0S&P 500 Index .....................................................   10.88%       3.59%       -2.30%       12.07%      10.98%
------------------------------------------------------------------------------------------------------------------------------------

*    Inception date of the Oak Value Fund was January 18, 1993.
(A) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(B)  Not annualized.

OAK VALUE FUND
PORTFOLIO INFORMATION
DECEMBER 31, 2004 (UNAUDITED)
================================================================================

DISTRIBUTION BY BUSINESS CATEGORY

                                           Consumer Related - 31.2%
                                           Diversified - 14.6%
                                           Finance Related - 12.4%
    [GRAPHIC OMITTED]                      Insurance - 8.9%
                                           Media - 16.2%
                                           Technology - 5.8%
                                           Telecommunications - 5.5%
                                           Cash Equivalents- 5.4%


TOP TEN ISSUERS

              COMPANY                          % OF NET ASSETS
              -------------------------------------------------
              Berkshire Hathaway, Inc.              9.35%
              Constellation Brands, Inc.            7.06%
              Zale Corp.                            6.99%
              E.W. Scripps Co. (The)                6.22%
              Time Warner, Inc.                     6.02%
              Comcast Corp.                         5.49%
              Ambac Financial Group, Inc.           5.41%
              Cadbury Schweppes PLC - ADR           5.37%
              AutoZone, Inc.                        5.36%
              Cendant Corp.                         5.30%

OAK VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
  At cost ....................................................... $177,295,335
                                                                  ============
  At market value (Note 1) ...................................... $262,575,749
Receivable for capital shares sold ..............................       97,732
Dividends receivable ............................................       70,228
Other assets ....................................................       49,152
                                                                  ------------
  TOTAL ASSETS ..................................................  262,792,861
                                                                  ------------

LIABILITIES
Payable for capital shares redeemed .............................      102,755
Accrued investment advisory fees (Note 3) .......................      198,202
Payable to affiliate ............................................       30,150
Other accrued expenses and liabilities ..........................       55,919
                                                                  ------------
  TOTAL LIABILITIES .............................................      387,026
                                                                  ------------

NET ASSETS ...................................................... $262,405,835
                                                                  ============

Net assets consist of:
Paid-in capital ................................................. $192,224,711
Accumulated net investment loss .................................     (604,698)
Accumulated net realized losses from security transactions ......  (14,494,592)
Net unrealized appreciation on investments ......................   85,280,414
                                                                  ------------
Net assets ...................................................... $262,405,835
                                                                  ============

Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ...........................    8,537,231
                                                                  ============

Net asset value, offering price and redemption price per share (A)$      30.74
                                                                  ============


(A) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 1).

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)
================================================================================
INVESTMENT INCOME
Dividends ....................................................... $    986,507
                                                                  ------------

EXPENSES
Investment advisory fees (Note 3) ...............................    1,136,505
Transfer agent and shareholder services fees (Note 3) ...........      122,587
Administration fees (Note 3) ....................................       94,196
Trustees' fees and expenses .....................................       48,824
Professional fees ...............................................       34,854
Postage and supplies ............................................       33,457
Fund accounting fees (Note 3) ...................................       24,592
Insurance expense ...............................................       21,935
Registration fees ...............................................       19,037
Compliance service fees (Note 3) ................................       16,511
Custodian fees ..................................................       12,769
Printing fees ...................................................       12,570
Other expenses ..................................................       13,368
                                                                  ------------
  TOTAL EXPENSES ................................................    1,591,205
                                                                  ------------

NET INVESTMENT LOSS .............................................     (604,698)
                                                                  ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions ...................      307,966
Net change in unrealized appreciation/depreciation on investments   14,792,820
                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................   15,100,786
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................... $ 14,496,088
                                                                  ============

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================
                                                                      SIX MONTHS
                                                                         ENDED          YEAR
                                                                      DECEMBER 31,      ENDED
                                                                         2004          JUNE 30,
                                                                      (UNAUDITED)        2004
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ............................................. $    (604,698) $  (1,344,329)
  Net realized gains (losses) from security transactions ..........       307,966     (5,192,944)
  Net change in unrealized appreciation/depreciation on investments    14,792,820     38,503,080
                                                                    -------------  -------------
  Net increase in net assets from operations ......................    14,496,088     31,965,807
                                                                    -------------  -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .......................................    22,211,633     86,650,844
  Proceeds from redemption fees collected (Note 1) ................        27,313          1,864
  Payments for shares redeemed ....................................   (33,816,747)  (131,712,530)
                                                                    -------------  -------------
  Net decrease in net assets from capital share transactions ......   (11,577,801)   (45,059,822)
                                                                    -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS .............................     2,918,287    (13,094,015)

NET ASSETS
  Beginning of period .............................................   259,487,548    272,581,563
                                                                    -------------  -------------
  End of period ................................................... $ 262,405,835  $ 259,487,548
                                                                    =============  =============

ACCUMULATED NET INVESTMENT LOSS ................................... $    (604,698) $        --
                                                                    =============  =============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold .....................................................       768,998      3,151,677
  Shares redeemed .................................................    (1,172,666)    (4,865,362)
                                                                    -------------  -------------
  Net decrease in shares outstanding ..............................      (403,668)    (1,713,685)
  Shares outstanding, beginning of period .........................     8,940,899     10,654,584
                                                                    -------------  -------------
  Shares outstanding, end of period ...............................     8,537,231      8,940,899
                                                                    =============  =============


See accompanying notes to financial statements.

OAK VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
========================================================================================================
                                        SIX MONTHS
                                          ENDED      YEAR       YEAR       YEAR       YEAR     YEAR
                                         DEC. 31,    ENDED      ENDED      ENDED      ENDED    ENDED
                                          2004      JUNE 30,  JUNE 30,   JUNE 30,   JUNE 30,  JUNE 30,
                                      (UNAUDITED)    2004       2003       2002       2001      2000
--------------------------------------------------------------------------------------------------------
Net asset value beginning of period ..   $29.02     $25.58     $24.92     $30.74     $25.13     $27.96
                                       --------   --------   --------   --------   --------   --------

Income from investment operations:
  Net investment income (loss) .......    (0.07)     (0.15)     (0.07)     (0.10)     (0.03)      0.11
  Net realized and unrealized gains
   (losses) on investments ...........     1.79       3.59       0.73      (5.05)      5.88      (1.48)
                                       --------   --------   --------   --------   --------   --------
Total from investment operations .....     1.72       3.44       0.66      (5.15)      5.85      (1.37)
                                       --------   --------   --------   --------   --------   --------

Less distributions:
  From net investment income .........       --         --         --         --         --      (0.11)
  From net realized gains from
    security transactions ............       --         --         --      (0.67)     (0.24)     (1.30)
  In excess of net realized gains ....       --         --         --         --         --      (0.05)
                                       --------   --------   --------   --------   --------   --------
Total distributions ..................       --         --         --      (0.67)     (0.24)     (1.46)
                                       --------   --------   --------   --------   --------   --------

Proceeds from redemption
  fees collected .....................     0.00(A)    0.00(A)      --         --         --         --
                                       --------   --------   --------   --------   --------   --------


Net asset value at end of period .....   $30.74     $29.02     $25.58     $24.92     $30.74     $25.13
                                       ========   ========   ========   ========   ========   ========


Total return .........................     5.93%(B)  13.45%      2.65%    (16.81%)    23.32%     (7.91%)
                                       ========   ========   ========   ========   ========   ========


Net assets at end of period (000's) .. $262,406   $259,488   $272,582   $279,736   $346,405   $280,833
                                       ========   ========   ========   ========   ========   ========

Ratio of expenses to
  average net assets (C) .............     1.26%(D)   1.25%      1.36%      1.23%      1.22%      1.13%

Ratio of net investment income
  (loss) to average net assets .......    (0.48%)(D) (0.52%)    (0.33%)    (0.36%)    (0.12%)     0.28%

Portfolio turnover rate ..............       16%(D)     24%        28%        63%        52%        22%

(A)  Amount rounds to less than $0.01 per share.
(B)  Not annualized.
(C) Absent the use of earnings credits on cash balances, the ratios of expenses to average net assets would have been 1.24%, 1.23% and 1.14% for the years ended June 30, 2002, June 30, 2001, and June 30, 2000, respectively.
(D)  Annualized.

See accompanying notes to financial statements.

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
  SHARES   COMMON STOCKS -- 94.6%                                     VALUE
--------------------------------------------------------------------------------
           CONSUMER RELATED -- 31.2%
 154,100   AutoZone, Inc. (A) .................................... $14,070,871
 373,850   Cadbury Schweppes PLC - ADR ...........................  14,094,145
 398,275   Constellation Brands, Inc. - Class A (A) ..............  18,523,770
 171,350   Diageo PLC - ADR (A) ..................................   9,917,738
 243,150   Ross Stores, Inc. .....................................   7,019,740
 613,750   Zale Corp. (A) ........................................  18,332,713
                                                                   -----------
                                                                    81,958,977
                                                                   -----------
           DIVERSIFIED -- 14.6%
     115   Berkshire Hathaway, Inc. - Class A (A) ................  10,108,500
   4,913   Berkshire Hathaway, Inc. - Class B (A) ................  14,424,568
 595,150   Cendant Corp. .........................................  13,914,607
                                                                   -----------
                                                                    38,447,675
                                                                   -----------
           FINANCE RELATED -- 12.4%
 172,725   Ambac Financial Group, Inc. ...........................  14,185,904
 189,600   Certegy, Inc. .........................................   6,736,488
 411,175   Equifax, Inc. .........................................  11,554,018
                                                                   -----------
                                                                    32,476,410
                                                                   -----------
           INSURANCE -- 8.9%
 277,475   AFLAC, Inc. ...........................................  11,054,604
 200,000   PartnerRe, Ltd. .......................................  12,388,000
                                                                   -----------
                                                                    23,442,604
                                                                   -----------
           MEDIA -- 16.2%
 126,225   Dow Jones & Co., Inc. .................................   5,435,248
 337,970   E.W. Scripps Co. (The) - Class A ......................  16,317,192
 812,425   Time Warner, Inc. (A) .................................  15,793,542
 133,775   Viacom, Inc. - Class B ................................   4,868,072
                                                                   -----------
                                                                    42,414,054
                                                                   -----------
           TECHNOLOGY -- 5.8%
 308,075   Hewlett-Packard Co. ...................................   6,460,333
 375,700   IMS Health, Inc. ......................................   8,719,997
                                                                   -----------
                                                                    15,180,330
                                                                   -----------
           TELECOMMUNICATIONS -- 5.5%
 438,650   Comcast Corp. - Class A Special (A) ...................  14,405,266
                                                                   -----------

           TOTAL COMMON STOCKS (Cost $163,044,902)                $248,325,316
                                                                   -----------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES   CASH EQUIVALENTS -- 5.4%                                   VALUE
--------------------------------------------------------------------------------
14,250,433 First American Government Obligations Fund - Class A
            (Cost $14,250,433) ................................... $14,250,433
                                                                   -----------

           TOTAL INVESTMENTS AT VALUE--100.0% (Cost $177,295,335).$262,575,749

           LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0)%........    (169,914)
                                                                   -----------

           NET ASSETS -- 100.0% ..................................$262,405,835
                                                                   ===========

(a)  Non-income producing security.

 See accompanying notes to financial statements.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Oak Value Fund (the "Fund") is a diversified series of shares of Oak Value Trust (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), was organized as a Massachusetts business trust on March 3, 1995. The Fund began operations on January 18, 1993 as a series of the Albemarle Investment Trust.

The Fund's investment objective is to seek capital appreciation primarily through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks traded in domestic and foreign markets.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2.00% if redeemed within 90 days of the date of purchase. For the six months ended December 31, 2004, proceeds from redemption fees totaled $27,313.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements from financial institutions such as banks and broker-dealers that the Trust's investment adviser deems creditworthy under the guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States (GAAP). These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. There were no distributions during the periods ended December 31, 2004 and June 30, 2004.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2004:

--------------------------------------------------------------------------------
Cost of portfolio investments .................................  $ 177,305,675
                                                                 =============
Gross unrealized appreciation .................................  $  85,556,377
Gross unrealized depreciation .................................       (286,303)
                                                                 -------------
Net unrealized appreciation ...................................  $  85,270,074
Capital loss carryforwards ....................................    (14,792,522)
Other losses ..................................................       (296,428)
                                                                 -------------
Total distributable earnings ..................................  $  70,181,124
                                                                 =============
--------------------------------------------------------------------------------
The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to the tax deferral of losses on wash sales.

As of June 30, 2004, the Fund had a capital loss carryforward of $14,792,522, of which $1,025,305 expires June 30, 2011 and $13,767,217 expires June 30, 2012.
The capital loss carryforward may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2. INVESTMENT TRANSACTIONS

During the six months ended December 31, 2004, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term
investments,   amounted  to  $19,954,673  and  $44,273,151,   respectively.

3. TRANSACTIONS WITH AFFILIATES

The Fund's  investments are managed by Oak Value Capital  Management,  Inc. (the
"Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting services agent. Such trustees and officers receive no direct payments or fees from the Trust for serving as officers.

Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these services, the Fund pays Ultimus a fee at the annual rate of ..10% of the average value of its daily net assets up to $50 million, .075% of such assets from $50 million to $200 million and .05% of such assets in excess of $200 million, provided, however, that the minimum fee is $2,000 per month. For the six months ended December 31, 2004, Ultimus was paid $94,196 for administration fees.

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $16 per account, provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. Accordingly, during the six months ended December 31, 2004, Ultimus was paid $43,484 for transfer agent and shareholder services fees.

The Fund has entered into agreements with certain financial intermediaries to provide record keeping, processing, shareholder communications and other services to the Fund. These services would be provided by the Fund if the shares were held in accounts registered directly with the Fund's transfer agent.
Accordingly, the Fund pays a fee to such service providers in an amount equivalent to or less than the per account fee paid to the transfer agent. During the six months ended December 31, 2004, the Fund paid $79,103 for such services. These fees are reflected as "Transfer agent and shareholder services fees" on the Statement of Operations.

Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For these services, the Fund pays Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets up to $500 million and .005% of such assets in excess of $500 million. During the six months ended December 31, 2004, the Fund paid Ultimus $24,592 in fund accounting fees. In addition, the Fund pays all costs of external pricing services.

Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal Securities Laws to serve as the Chief Compliance Officer and to administer the Trust's compliance policies and procedures. For these services, the Fund pays Ultimus a base fee of $1,500 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets from $100 million to $500 million, .005% of such assets from $500 million to $1 billion and .0025% of such assets in excess of $1 billion. During the six months ended December 31, 2004, Ultimus was paid $16,511 for such services. In addition, the Fund reimburses Ultimus for its reasonable out-of-pocket expenses.

4. BANK LINE OF CREDIT

The Fund has an unsecured $25,000,000 bank line of credit. Borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. During the six months ended December 31, 2004, the Fund had no outstanding borrowings under the line of credit.

5. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

OAK VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 2% is applied on the sale of shares held within 90 days of the date of purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                  Beginning          Ending
                                 Account Value    Account Value   Expenses Paid
                                 July 1, 2004     Dec. 31, 2004   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $1,059.30         $6.54
Based on Hypothetical 5% Return
 (before expenses)                $1,000.00        $1,018.85         $6.41
--------------------------------------------------------------------------------
o Expenses are equal to the annualized expense ratio of 1.26% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                 OAK VALUE FUND

                                 INVESTMENT ADVISER
                                 Oak Value Capital Management, Inc.
                                 3100 Tower Boulevard, Suite 700
                                 Durham, North Carolina 27707
                                 1-800-680-4199
                                 www.oakvaluefund.com

                                 ADMINISTRATOR
                                 Ultimus Fund Solutions, LLC
                                 225 Pictoria Drive, Suite 450
                                 Cincinnati, Ohio 45246

                                 INDEPENDENT AUDITORS
                                 Deloitte & Touche LLP
                                 250 East Fifth Street
                                 Suite 1900
                                 Cincinnati, Ohio 45202

                                 CUSTODIAN
                                 US Bank, N.A.
                                 425 Walnut Street
                                 Cincinnati, Ohio 45202

                                 BOARD OF TRUSTEES
                                 C. Russell Bryan
                                 Larry D. Coats, Jr.
                                 John M. Day
                                 Joseph T. Jordan, Jr.
                                 Charles T. Manatt

                                 OFFICERS
                                 Larry D. Coats, Jr., President
                                 Matthew F. Sauer, Vice President
                                 Robert G. Dorsey, Vice President
                                 Mark J. Seger, Treasurer
                                 John F. Splain, Secretary

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE OAK VALUE FUND. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING TOLL-FREE 1-800-622-2474, OR ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING TOLL-FREE 1-800-622-2474, OR ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

ITEM 2. CODE OF ETHICS.

Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Governance, Nomination and Compensation Committee will consider shareholder recommendations to fill vacancies on the board of trustees if such recommendations are submitted in writing and addressed to the Governance, Nomination and Compensation Committee at the registrant's offices.

ITEM 10.CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Oak Value Trust
             -------------------------------------------------


By (Signature and Title)*    /s/ Larry D. Coats, Jr.
                           --------------------------------------------

                           Larry D. Coats, Jr., President

Date         February 23, 2005
      ------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Larry D. Coats, Jr.
                           --------------------------------------------

                           Larry D. Coats, Jr., President

Date         February 23, 2005
      ------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           --------------------------------------------

                           Mark J. Seger, Treasurer

Date         February 23, 2005
      ------------------------------


* Print the name and title of each signing officer under his or her signature.